Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2014
Registrant Name	RBB FUND INC
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Jun. 30, 2014
Document Effective Date	Jun. 30, 2014
Prospectus Date	Jun. 30, 2014
Abbey Capital Futures Strategy Fund | Class A Shares
Risk/Return:
Trading Symbol	ABYAX
Abbey Capital Futures Strategy Fund | Class C Shares
Risk/Return:
Trading Symbol	ABYCX
Abbey Capital Futures Strategy Fund | Class I Shares
Risk/Return:
Trading Symbol	ABYIX